ORGANIZATION OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Advertising and marketing costs	$ 169,010	$ 104,738
Valuation allowance, percentage	100.00%	100.00%
Reverse stock split description	we effected a 1-for-3 reverse stock split with our planned listing on Nasdaq. All share and per share amounts have been adjusted in these consolidated financial statements to reflect the effect of the reverse stock split
Deferred Tax Asset	$ 7,283,000	$ 4,129,000
Minority Interest [Member]
Ownership interest, percentage	1.38%	1.38%